As filed with the Securities and Exchange Commission on August 12, 2002

                          File Nos. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /


                           Pre-Effective Amendment No.__                   /   /
                         Post-Effective Amendment No. 21                   / X /

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / X /

                                Amendment No. 23                           / X /

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    COPY TO:

                                John V. O'Hanlon, Esquire
                                    Dechert
                         Ten Post Office Square - South
                                Boston, MA 02109


It is proposed that this filing will become effective (check appropriate box):

        ___     immediately upon filing pursuant to paragraph (b) of Rule 485
        ___     on   (Date)           pursuant to paragraph (b) of Rule 485
        ___     60 days after filing  pursuant to paragraph (a)(1) of Rule 485
        ___     on   (Date)           pursuant to paragraph (a)(1) of Rule 485
        _X_     75 days after filing  pursuant to paragraph (a)(2) of Rule 485
        ___     on   (Date)           pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                 This  post-effective  amendment  designates a new  effective
        ___      date for a previously filed post- effective amendment.